Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	106	132	—	3	47	78	32	7	405
Additional provisions (See Note 4)	6	4	42	—	—	20	13	83	168
Provisions released (See Note 4)	—	(4)	—	—	(1)	—	—	—	(5)
Utilisation and other	(39)	(28)	(1)	(3)	(13)	—	(27)	(76)	(187)
At 30 June 2024	73	104	41	—	33	98	18	14	381